Summary of Significant Accounting Policies - Schedule of Securities that were Excluded from the Diluted Per Share (Details) - shares		3 Months Ended				12 Months Ended
		Mar. 31, 2026		Mar. 31, 2025		Dec. 31, 2025		Dec. 31, 2024
Schedule of Securities that were Excluded from the Diluted Per Share [Line Items]
Potentially dilutive securities		29,541,080		5,384,113		17,576,650		2,169,030
Options to purchase common stock [Member]
Schedule of Securities that were Excluded from the Diluted Per Share [Line Items]
Potentially dilutive securities		41,169		1,451,425		41,169		52,479
Warrants to purchase common stock [Member]
Schedule of Securities that were Excluded from the Diluted Per Share [Line Items]
Potentially dilutive securities		13,148,459		171,163		95,746		182,996
Series A Convertible Preferred Stock [Member]
Schedule of Securities that were Excluded from the Diluted Per Share [Line Items]
Potentially dilutive securities	[1]							60,000
Series B Convertible Preferred Stock [Member]
Schedule of Securities that were Excluded from the Diluted Per Share [Line Items]
Potentially dilutive securities	[2]							194,004
Series C Convertible Preferred Stock [Member]
Schedule of Securities that were Excluded from the Diluted Per Share [Line Items]
Potentially dilutive securities		1,276,763	[3]	1,452,282	[3]	1,576,763	[4]	1,452,282	[4]
Series D Convertible Preferred Stock [Member]
Schedule of Securities that were Excluded from the Diluted Per Share [Line Items]
Potentially dilutive securities		2,074,689	[5]	2,074,689	[5]	2,074,689	[6]		[6]
Series E Convertible Preferred Stock [Member]
Schedule of Securities that were Excluded from the Diluted Per Share [Line Items]
Potentially dilutive securities		13,000,000	[7]		[7]	13,000,000	[8]		[8]
Convertible notes and related accrued interest [Member]
Schedule of Securities that were Excluded from the Diluted Per Share [Line Items]
Potentially dilutive securities			[9]	234,554	[9]	788,283	[10]	227,269	[10]

[1]	Assumed the Series A convertible preferred stock was converted into shares of common stock of the Company at a conversion price of $150.00 per share.
[2]	Assumed the Series B convertible preferred stock was converted into shares of common stock of the Company at a conversion price of $56.70 per share.
[3]	Assumed the Series C convertible preferred stock was converted into shares of common stock of the Company at a conversion price of $2.41 per share.
[4]	Assumed the Series C convertible preferred stock was converted into shares of common stock of the Company at a conversion price of $2.41 per share.
[5]	Assumed the Series D convertible preferred stock was converted into shares of common stock of the Company at a conversion price of $2.41 per share.
[6]	Assumed the Series D convertible preferred stock was converted into shares of common stock of the Company at a conversion price of $2.41 per share.
[7]	Assumed the Series E convertible preferred stock was converted into shares of common stock of the Company at a conversion price of $1.50 per share.
[8]	Assumed the Series E convertible preferred stock was converted into shares of common stock of the Company at a conversion price of $1.50 per share.
[9]	Assumed the convertible notes were converted into shares of common stock of the Company at a conversion price of $11.25 per share for the three months ended March 31, 2025.
[10]	Assumed the convertible notes were converted into shares of common stock of the Company at a conversion price of $1.00 per share for the years ended December 31, 2025. Assumed the convertible notes were converted into shares of common stock of the Company at a conversion price of $11.25 per share for the year ended December 31, 2024.